Reinsurance - Effects Of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums and other considerations:
Premiums and other considerations, Direct	$ 6,423.8	$ 5,216.5	$ 4,869.7
Premiums and other considerations, Assumed	517.0	503.5	494.3
Premiums and other considerations, Ceded	(544.1)	(455.7)	(650.0)
Net premiums and other considerations	6,396.7	5,264.3	4,714.0
Benefits, claims and settlement expenses:
Benefits, claims and settlement expenses, Direct	8,022.0	6,579.3	6,460.7
Benefits, claims and settlement expenses, Assumed	853.7	772.1	727.8
Benefits, claims and settlement expenses, Ceded	(1,649.5)	(1,468.7)	(571.0)
Net benefits, claims and settlement expenses	7,226.2	5,882.7	6,617.5
Liability for future policy benefits remeasurement (gain) loss:
Liability for future policy benefits remeasurement (gain) loss, Direct	466.9	(166.5)	(12.4)
Liability for future policy benefits remeasurement (gain) loss, Assumed	269.6	(8.3)	10.9
Liability for future policy benefits remeasurement (gain) loss, Ceded	(789.0)	(85.0)	1.9
Net liability for future policy benefits remeasurement (gain) loss	$ (52.5)	$ (259.8)	$ 0.4